General and administrative expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
General and administrative expenses
Schedule of general and administrative expenses

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Employee benefits expenses	(8,776)	(9,375)
Professional fees	(2,789)	(2,159)
Liability insurance cost	(810)	(734)
Other operating expenses	(2,421)	(2,540)
	(14,796)	(14,808)

	2022	2021	2020
Employee benefits expenses	(16,815)	(10,497)	(2,033)
Professional fees	(5,777)	(7,457)	(1,473)
Loss on sale of disposal group	(4,969)	—	—
Insurance liability expense	(1,522)	(513)	—
Impairment of intangible assets	(547)	—	—
Other operating expenses	(6,489)	(4,564)	(183)
	(36,119)	(23,031)	(3,689)